THE MONEY MARKET FUND Ticker Symbol: Class A: PTCXX
SUMMARY PROSPECTUS October 1, 2009
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/funds/formsReports.cfm#Prospectus. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2009, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%

Total Annual Fund Operating Expenses	0.77%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• Redemption at the end of each period

• Total Annual Fund Operating Expenses remain the same
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $79	3 Years: $246	5 Years: $428	10 Years: $954
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.
The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.
Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by that Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).

performancefunds.com	1	1-800-PERFORM

THE MONEY MARKET FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PTCXX	October 1, 2009
PRINCIPAL INVESTMENT RISKS
Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s fixed income investments will decline.
Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Class A

Best quarter:	Q4 2000	1.52%
Worst quarter:	Q2 2004	0.08%
For the period January 1, 2009 through June 30, 2009, the aggregate (non-annualized) total return of the Fund’s Class A Shares was 0.02%.1

Average Annual Total Returns (as of December 31, 2008)[1]	1 Year	5 Years	10 Years

Class A Shares	1.72%	2.72%	2.92%

[1]	As of December 31, 2008 the 7-day current yield of the Fund’s Class A shares was 0.40%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund’s yield appears in The Wall Street Journal each Thursday.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

performancefunds.com	2	1-800-PERFORM

THE MONEY MARKET FUND	SUMMARY PROSPECTUS
Ticker Symbol: Class A: PTCXX	October 1, 2009
INVESTMENT ADVISER
Trustmark is the Money Market Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 1996. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
You may purchase or redeem Fund shares on any business day by mail (Performance Funds, P.O. Box 182484 Columbus OH 43218-2484), wire transfer, or telephone at 1-800-737-3676. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although we may reduce or waive the minimums in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investment Minimum

Non-Retirement	$1,000	$100
Retirement	$250	$50
Automatic investment plan (initial and installment payments)	$25	$25
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	3	1-800-PERFORM

THE MONEY MARKET FUND Ticker Symbol: Institutional Class Shares: PTIXX
SUMMARY PROSPECTUS October 1, 2009
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/funds/formsReports.cfm#Prospectus. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2009, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with preservation of capital and liquidity.
FEES AND EXPENSES
The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
12b-1 Fees	None
Other Expenses	0.22%

Total Annual Fund Operating Expenses	0.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:

• $10,000 investment

• 5% annual return

• The Fund’s Total Annual Fund Operating Expenses remain the same

• Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $53	3 Years: $167	5 Years: $291	10 Years: $653
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a broad range of high quality, short-term, money instruments which have remaining maturities not to exceed 397 days. The Fund is required to maintain an average portfolio maturity of 90 days or less.
The Fund invests in instruments permitted under federal rules governing money market funds, including: securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Securities”), bank obligations, commercial paper, corporate debt securities, variable rate demand notes and repurchase agreements and other high quality short-term securities. Generally, securities in which the Fund may invest will not earn as high a yield as securities with longer maturities or of lower quality.
Trustmark selects only those U.S. dollar-denominated debt instruments that meet the high quality and credit risk standards established by the Board of Trustees and are consistent with federal requirements applicable to money market funds. In accordance with such requirements, the Fund will purchase securities that are rated within the top two rating categories by at least two nationally recognized statistical rating organizations (“Rating Agency”) or, if only one Rating Agency has rated the security, within the top two rating categories by the Rating Agency, or if not rated, the securities are deemed of comparable quality pursuant to standards adopted by the Board of Trustees. The Fund’s investments in securities with the second-highest rating (or deemed of comparable quality) may not exceed 5% of its total assets, and all the Fund’s commercial paper investments must be in the highest rating category (or deemed of comparable quality).

performancefunds.com	1	1-800-PERFORM

THE MONEY MARKET FUND Ticker Symbol: Institutional Class Shares: PTIXX	SUMMARY PROSPECTUS October 1, 2009
PRINCIPAL INVESTMENT RISKS
Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments will decline.
Credit Risk Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the Money Market Fund by showing changes in the Fund’s performance from year to year, and for one year, five year and ten year periods. Past performance does not indicate how the Fund will perform in the future.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q4 2000	1.58%
Worst quarter:	Q2 2004	0.15%
For the period January 1, 2009 through June 30, 2009, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.06%.1

Average Annual Total Returns (as of December 31, 2008)	1 Year	5 Years	10 Years

Institutional Shares	1.98%	2.98%	3.18%

[1]	As of December 31, 2008 the 7-day current yield of the Fund’s Institutional Class shares was 0.65%. For current yield information on the Fund, call 1-800-PERFORM. The Money Market Fund’s yield appears in The Wall Street Journal each Thursday.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

performancefunds.com	2	1-800-PERFORM

THE MONEY MARKET FUND Ticker Symbol: Institutional Class Shares: PTIXX	SUMMARY PROSPECTUS October 1, 2009
INVESTMENT ADVISER
Trustmark is the Money Market Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 1996. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401 (k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	3	1-800-PERFORM